CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
Revenues:
Sales of automobiles - Third parties	$ 460,606	2,788,366	2,875,213	2,664,750
Sales of automobiles - Related party	7,574	45,853
Automobile repair and maintenance services	58,065	351,508	324,974	333,755
Sales of leased automobiles	9,396	56,886	35,635	18,310
Other services	4,976	30,123	29,465	19,403
Total revenues	540,617	3,272,736	3,265,287	3,036,218
Costs of goods sold:
Sales of automobiles	(445,189)	(2,695,041)	(2,774,529)	(2,540,668)
Automobile repair and maintenance services	(33,472)	(202,633)	(188,859)	(163,242)
Sales of leased automobiles	(11,940)	(72,283)	(50,068)	(17,330)
Other services	(234)	(1,415)	(1,499)	(2,802)
Total cost of goods sold	(490,835)	(2,971,372)	(3,014,955)	(2,724,042)
Gross profit	49,782	301,364	250,332	312,176
Operating expenses:
Selling, marketing and distribution expenses	(17,049)	(103,207)	(101,544)	(91,438)
General and administrative expenses	(11,641)	(70,476)	(63,295)	(54,274)
Loss from impairment of intangible assets	(281)	(1,700)	(26,450)
Total operating expenses	(28,971)	(175,383)	(191,289)	(145,712)
Other income, net	848	5,137	1,475	1,407
Operating income	21,659	131,118	60,518	167,871
Interest income	1,203	7,282	7,143	3,182
Interest expense	(12,083)	(73,147)	(73,673)	(61,560)
Exchange loss	(183)	(1,110)	(8)	(9,100)
Income (loss) before income tax expense	10,596	64,143	(6,020)	100,393
Income tax expense	(6,028)	(36,491)	(12,199)	(33,291)
Net income (loss) and comprehensive income (loss)	4,568	27,652	(18,219)	67,102
Net (loss) income and comprehensive (loss) income attributable to noncontrolling interests	632	3,825	(12,761)	(815)
Net income (loss) and comprehensive income (loss) attributable to Lentuo International Inc. shareholders	$ 3,936	23,827	(5,458)	67,917
Earnings per share:
Basic and diluted earnings (loss) per share	$ 0.06	0.39	(0.09)	1.15
Weighted average ordinary shares outstanding:
Basic and diluted	60,551,610	60,551,610	58,937,912	58,937,912